Consolidated Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net income	R$ 13,122.6	R$ 11,731.9	R$ 12,188.4
Depreciation, amortization and impairment	5,396.7	5,167.4	4,675.2
Impairment losses on receivables and inventory	200.8	296.1	149.3
Additions/(reversals) in provisions and employee benefits	244.6	239.7	507.7
Net finance costs	3,205.4	2,434.5	3,109.5
Losses/(gains) on sale of property, plant and equipment and intangible assets	(142.8)	(78.8)	(73.9)
Equity-settled share-based payment expenses	387.6	208.7	205.7
Income tax expense	636.6	1,762.5	754.7
Share of result of joint ventures	115.7	43.3	22.3
Other non-cash items included in profit	(1,852.2)	(1,769.9)	(1,080.7)
Cash flow from operating activities before changes in working capital and use of provisions	21,315.0	20,035.4	20,458.2
(Increase)/decrease in trade and other receivables	341.4	(848.8)	(721.9)
(Increase)/decrease in inventories	(3,499.5)	(1,303.4)	(844.1)
Increase/(decrease) in trade and other payables	6,157.5	3,049.8	1,382.0
Cash generated from operations	24,314.4	20,933.0	20,274.2
Interest paid	(498.2)	(768.8)	(405.1)
Interest received	377.1	320.3	543.3
Dividends received	13.1	13.8	4.2
Income tax paid	(1,305.1)	(1,642.5)	(2,035.3)
Cash flow from operating activities	22,901.3	18,855.8	18,381.3
Proceeds from sales of property, plant and equipment and intangible assets	301.7	108.0	190.8
Proceeds from sales of subsidiaries operations	0.5	0.0	205.4
Acquisitions of property, plant and equipment and intangible assets	(7,677.1)	(4,692.7)	(5,069.4)
Acquisitions of subsidiaries, net of cash acquired	(133.8)	(431.5)	(98.1)
Acquisitions of other investments	(5.3)	(19.1)	(62.1)
Investments in short term debt securities and net proceeds/(acquisitions) of debt securities	(236.0)	(1,764.3)	(8.1)
Net proceeds/(acquisitions) of other assets	15.0	0.0	2.9
Cash flow from investing activities	(7,735.0)	(6,799.6)	(4,838.6)
Capital increase	9.1	0.0	12.8
Capital increase/(decrease) of non-controlling interest	0.0	0.7	(26.7)
Proceeds/(repurchases) of treasury shares	(44.2)	(7.4)	(32.1)
Acquisitions of non-controlling interest	0.0	0.0	(0.5)
Proceeds from borrowings	315.2	3,767.9	946.1
Repayment of borrowings	(2,454.0)	(2,042.9)	(2,352.7)
Cash net of finance costs other than interests	(2,089.6)	(2,971.5)	(2,421.9)
Payment of lease liabilities	(663.2)	(498.5)	(537.2)
Dividends and interest on shareholders equity paid	(11,115.3)	(6,850.3)	(7,871.3)
Cash flow from financing activities	(16,042.0)	(8,602.0)	(12,283.5)
Net increase/(decrease) in cash and cash equivalents	(875.7)	3,454.2	1,259.2
Cash and cash equivalents less bank overdrafts at the beginning of the year	17,090.3	11,900.7	11,463.5
Effect of exchange rate fluctuations on cash and cash equivalents	382.6	1,735.4	(822.0)
Cash and cash equivalents less bank overdrafts at the end of the year	R$ 16,597.2	R$ 17,090.3	R$ 11,900.7